Restructuring Charges (Tables)	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring Charges

Restructuring charges were as follows (in thousands):

	Three months ended March 31,
	2017	2016
Employee severance and related costs	$204	—
Contract termination costs	2,353	—

Total restructuring charges	$2,557	—

The accrued restructuring activity for the three months ended March 31, 2017 was as follows (in thousands):

	Employee severance and related costs	Contract Termination Costs	Total
Balance at December 31, 2016	$1,097	$1,565	$2,662
Restructuring charges and adjustments	204	2,353	2,557
Cash payments	(1,219)	(100)	(1,319)

Balance at March 31, 2017	$82	$3,818	$3,900

The accrued restructuring activity during the year ended December 31, 2016 was as follows (in thousands):

	Employee severance and related costs	Contract Termination Costs	Total
Balance at December 31, 2015	—	—	—
Restructuring Charge	$1,554	$1,486	$3,040
Cash payments	(457)	—	(457)
Other (1)	—	79	79

Balance at December 31, 2016	$1,097	$1,565	$2,662

(1)

Other includes the effect of historical deferred rent and prepaid balances recognized under the leases terminated under contract termination costs. Restructuring charges were as follows (in thousands):

	Year ended December 31, 2016
Employee severance and related costs		$1,554
Contract termination costs		1,486
Asset impairment costs		1,402

Total restructuring charges		$4,442